Summary of Significant Accounting Policies (Details) - Schedule of disaggregates revenue - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of disaggregates revenue [Abstract]
OEM/ODM	¥ 195,995	¥ 175,215	¥ 204,034
In-house brand	6,157	17,873	34,062
Face mask	44,747
Total	¥ 246,899	¥ 193,088	¥ 238,096